Cover	Dec. 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2022
Current Fiscal Year End Date	--07-31
Entity File Number	000-24520
Entity Registrant Name	OpenLocker Holdings, Inc.
Entity Central Index Key	0000924396
Entity Tax Identification Number	04-3021770
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	625 N. Flagler Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(305)
Local Phone Number	351-9195
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Descrypto Holdings, Inc.